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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08934

ING Strategic Allocation Portfolios, Inc.
(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)        (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Strategic Allocation Conservative Portfolio
ING Strategic Allocation Growth Portfolio
ING Strategic Allocation Moderate Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Conservative Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 99.7%
390,481	@	ING Alternative Beta Fund - Class I	$4,232,817	5.0
342,057	@	ING Clarion Global Real Estate Portfolio - Class I	3,423,991	4.0
142,133	@	ING Emerging Markets Index Portfolio - Class I	1,648,745	1.9
142,177		ING Growth and Income Portfolio - Class I	3,477,656	4.1
165,166		ING High Yield Bond Fund - Class I	1,288,296	1.5
3,565,713		ING Intermediate Bond Portfolio - Class I	45,213,240	53.0
1,129,471		ING International Index Portfolio - Class I	9,216,480	10.8
354,752	@	ING Large Cap Growth Portfolio - Class I	5,268,073	6.2
570,784	@	ING Large Cap Value Portfolio - Class I	5,199,844	6.1
257,903	@	ING MidCap Opportunities Portfolio - Class I	3,440,425	4.1
128,129		ING Small Company Portfolio - Class I	2,572,825	3.0
		Total Investments in Affiliated Investment Companies
		(Cost $74,747,077)	$84,982,392	99.7
		Assets in Excess of Other Liabilities	297,614	0.3
		Net Assets	$85,280,006	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $80,405,482.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$10,295,392
		Gross Unrealized Depreciation	(5,718,482)
		Net Unrealized Appreciation	$4,576,910

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Affiliated Investment Companies	$84,982,392	$—	$—	$84,982,392
Total Investments, at value	$84,982,392	$—	$—	$84,982,392

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Growth Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 100.0%
972,964	@	ING Alternative Beta Fund - Class I	$10,546,935	6.9
760,960	@	ING Clarion Global Real Estate Portfolio - Class I	7,617,213	5.0
506,000	@	ING Emerging Markets Index Portfolio - Class I	5,869,597	3.9
948,745		ING Growth and Income Portfolio - Class I	23,206,300	15.3
295,021		ING High Yield Bond Fund - Class I	2,301,165	1.5
1,600,030		ING Intermediate Bond Portfolio - Class I	20,288,382	13.4
3,656,003		ING International Index Portfolio - Class I	29,832,982	19.6
894,260	@	ING Large Cap Growth Portfolio - Class I	13,279,761	8.7
1,438,948	@	ING Large Cap Value Portfolio - Class I	13,108,814	8.6
1,032,686	@	ING MidCap Opportunities Portfolio - Class I	13,776,025	9.1
608,142		ING Small Company Portfolio - Class I	12,211,481	8.0
		Total Investments in Affiliated Investment Companies
		(Cost $125,041,039)	$152,038,655	100 .0
		Liabilities in Excess of Other Assets	(56,368)	—
		Net Assets	$151,982,287	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $135,299,622.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$27,146,305
		Gross Unrealized Depreciation	(10,407,272)
		Net Unrealized Appreciation	$16,739,033

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Affiliated Investment Companies	$152,038,655	$—	$—	$152,038,655
Total Investments, at value	$152,038,655	$—	$—	$152,038,655

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Strategic Allocation Moderate Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
Affiliated Investment Companies: 100.0%
829,841	@	ING Alternative Beta Fund - Class I	$8,995,475	6.0
757,139	@	ING Clarion Global Real Estate Portfolio - Class I	7,578,965	5.0
377,620	@	ING Emerging Markets Index Portfolio - Class I	4,380,398	2.9
440,523		ING Growth and Income Portfolio - Class I	10,775,185	7.1
293,027		ING High Yield Bond Fund - Class I	2,285,609	1.5
3,953,602		ING Intermediate Bond Portfolio - Class I	50,131,677	33.2
2,909,832		ING International Index Portfolio - Class I	23,744,232	15.7
889,753	@	ING Large Cap Growth Portfolio - Class I	13,212,826	8.8
1,431,717	@	ING Large Cap Value Portfolio - Class I	13,042,945	8.7
685,001	@	ING MidCap Opportunities Portfolio - Class I	9,137,916	6.1
378,147		ING Small Company Portfolio - Class I	7,593,185	5.0
		Total Investments in Affiliated Investment Companies
		(Cost $129,049,989)	$150,878,413	100.0
		Liabilities in Excess of Other Assets	(57,150)	—
		Net Assets	$150,821,263	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $139,119,864.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$21,970,481
		Gross Unrealized Depreciation	(10,211,932)
		Net Unrealized Appreciation	$11,758,549

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Affiliated Investment Companies	$150,878,413	$—	$—	$150,878,413
Total Investments, at value	$150,878,413	$—	$—	$150,878,413

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Strategic Allocation Portfolios, Inc.
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 24, 2012
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 24, 2012